OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2011
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 28: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Income from insurance operations	990,054	1,017,172	777,280
Gain on disposal of premises	3,259	2,643	12,744
Hotel revenues	34,737	33,986	31,274
Other	62,740	107,452	41,067
Total	1,090,790	1,161,253	862,365